Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net (loss) income	$ (8,642,165)	$ 1,096,805	$ (1,257,824)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Prepaid expenses written off	69,463
Depreciation expense	8,116	8,346	7,383
Loss on disposal of property and equipment	12,233
Amortization of intangible assets	24,867
Loss on disposal of a subsidiary	52,697
Share-based compensation	8,808,000
Changes in operating assets and liabilities:
Accounts receivable	(1,270,348)	(915,209)	(344,297)
Prepayment for game development		(44,000)
Prepaid expenses and other current assets	(12,188)	(431,812)	13,697
Security deposit	(300,000)
Accounts payable	(81,950)	(108,444)	161,316
Contract liabilities	736,507	375,842	80,603
Taxes payable	77,453	98,158
Accrued expenses	59,380	(26,019)	7,438
Net cash (used in) provided by operating activities	(457,935)	53,667	(1,331,684)
Cash flows from investing activities:
Purchase of property and equipment	(5,125)	(12,148)	(2,766)
Proceeds from disposal of property and equipment	876
Prepayment for game development	(2,700,000)
Purchase of intangible assets	(704,000)
Disposal of subsidiary, net of cash	(15,090)
Net cash used in investing activities	(3,423,339)	(12,148)	(2,766)
Cash flows from financing activities:
Proceeds from capital contribution	570,000	2,741,925	406,793
Proceeds from issuance of ordinary shares	5,049,993
Advances from shareholders	970,077	1,478,653	5,605,046
Repayments to shareholders	(1,221,773)	(3,992,925)	(4,970,289)
Deferred initial public offering costs		(28,542)
Net cash provided by financing activities	5,368,297	199,111	1,041,550
Effect of exchange rate changes on cash	(556)	(7,759)	(11,125)
Net increase (decrease) in cash	1,486,467	232,871	(304,025)
Cash, beginning of year	313,735	80,864	384,889
Cash, end of year	1,800,202	313,735	80,864
Supplemental disclosure information:
Cash paid for income tax
Cash paid for interest
Supplemental non-cash activities:
Share-based compensation	$ 8,808,000